EQ PREMIER VIP TRUST

EQ/Core Plus Bond Portfolio

SUPPLEMENT DATED NOVEMBER 10, 2022 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2022

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2022 of EQ Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding a decrease in the maximum annual operating expense limits applicable to the EQ/Core Plus Bond Portfolio, effective November 11, 2022.

Effective November 11, 2022, the Summary Prospectus entitled “EQ/Core Plus Bond Portfolio — Class A and Class B Shares” is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Core Plus Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b‑1 fees)	0.25%	0.25%
Other Expenses[1]	0.16%	0.16%
Total Annual Portfolio Operating Expenses	1.01%	1.01%
Fee Waiver and/or Expense Reimbursement[2,3]	–0.08%	–0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%	0.93%
[1]	Based on estimates for the current fiscal year.
[2]	Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.93% for Class A shares and Class B shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2024. The Adviser may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.
[3]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$95	$305	$542	$1,221
Class B Shares	$95	$305	$542	$1,221

Effective November 11, 2022, the Summary Prospectus and section of the Prospectus entitled “EQ/Core Plus Bond Portfolio — Class A, Class B and Class K Shares” is amended by deleting the section entitled “FEES AND EXPENSES OF THE PORTFOLIO” in its entirety and replacing it with the following information:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
EQ/Core Plus Bond Portfolio	Class A Shares	Class B Shares	Class K Shares
Management Fee	0.60%	0.60%	0.60%
Distribution and/or Service Fees (12b‑1 fees)	0.25%	0.25%	0.00%
Other Expenses[1]	0.16%	0.16%	0.16%
Total Annual Portfolio Operating Expenses	1.01%	1.01%	0.76%
Fee Waiver and/or Expense Reimbursement[2,3]	–0.08%	–0.08%	–0.08%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%	0.93%	0.68%
[1]	Based on estimates for the current fiscal year.
[2]	Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.93% for Class A shares and Class B shares and 0.68% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2024. The Adviser may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.
[3]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$95	$305	$542	$1,221
Class B Shares	$95	$305	$542	$1,221
Class K Shares	$69	$226	$406	$927

Effective November 11, 2022, the section of the Prospectus entitled “More information on fees and expenses — Expense Limitation Agreement” is amended by deleting the first paragraph and table in their entirety and replacing them with the following information:

In the interest of limiting through April 30, 2024 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Trust with respect to the Portfolio (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, the Adviser has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of the Portfolio so that the annual operating expenses, including acquired fund fees and expenses, of the Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business), as a percentage of average daily net assets, do not exceed the following expense ratios:

	Total Annual Operating Expenses Limited to (% of average daily net assets)
Portfolio†	Class A Shares	Class B Shares	Class K Shares
EQ/Core Plus Bond Portfolio	0.93%	0.93%	0.68%
†	Effective November 11, 2022.